RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details)	Dec. 31, 2025	Sep. 30, 2023
RELATED PARTY BALANCES AND TRANSACTIONS
Former related party ownership percentage	10.00%
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired		100.00%